Borrowings, Summary (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) Prominer	Oct. 08, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 02, 2021 USD ($)	Jan. 05, 2021 USD ($)
Mining Hardware Finance [Member]
Borrowings [abstract]
Borrowings, interest rate			12.00%
Borrowings, due date	September 25, 2023
Mining Hardware Finance [Member] | NYDIG ABL LLC [Member]
Borrowings [abstract]
Borrowings, interest rate	11.00%
Borrowings, due date	April 2024
Contractual borrowing face value	$ 71,196,000
Contractual term	25 months
Number of Bitmain Pro miners | Prominer	19,800
Hash rate	1.98
SAFE (Issued 28 October 2020) [Member]
Borrowings [abstract]
Contractual borrowing face value			$ 2,955,000
Contractual term	12 months
Convertible Notes [Member]
Borrowings [abstract]
Borrowings, interest rate		12.00%		12.00%	12.00%
Contractual borrowing face value		$ 111,484,000		$ 83,345,000	$ 19,606,000
Contractual term	12 months
Lease Liabilities [Member] | Prince George, British Columbia, Canada [Member]
Borrowings [abstract]
Lease term	30 years
Lease Liabilities [Member] | Sydney, Australia [Member]
Borrowings [abstract]
Lease term	3 years